Postemployment benefit plans (Details 8) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
U.S. Pension Benefits
Components of net periodic benefit cost:
Service cost	$ 157	$ 196	$ 185
Interest cost	648	581	609
Expected return on plan assets	(885)	(832)	(812)
Other adjustments	0	31	0
Curtailments, settlements and termination benefits	0	0	7
Amortization of:
Transition obligation / (asset)	0	0	0
Prior service cost / (credit)	17	18	19
Net actuarial loss / (gain)	392	546	504
Total cost included in operating profit	329	540	512
Other changes in plan assets and benefit obligations recognized in other comprehensive income (pre-tax):
Current year actuarial loss (gain)	2,030	(2,344)	745
Amortization of actuarial (loss) gain	(392)	(546)	(504)
Current year prior service cost (credit)	0	0	(7)
Amortization of prior service (cost) credit	(17)	(18)	(19)
Amortization of transition (obligation) asset	0	0	0
Total recognized in other comprehensive income	1,621	(2,908)	215
Total recognized in net periodic cost and other comprehensive income	1,950	(2,368)	727
Weighted-average assumptions used to determine net cost:
Discount rate (as a percent)	4.60%	3.70%	4.30%
Expected return on plan assets (as a percent)	7.80%	7.80%	8.00%
Rate of compensation increase (as a percent)	4.00%	4.50%	4.50%
Expected return on plan assets, next fiscal year (as a percent)	7.40%
Percentage of the highest and lowest yielding bonds that were excluded from the discount rate calculation (as a percent)	10.00%
Additional percentage amount added to long-term passive rate of returns to arrive at the long-term expected rate of return (as a percent)	1.00%	1.00%	1.00%
Non-U.S. Pension Benefits
Components of net periodic benefit cost:
Service cost	109	120	108
Interest cost	185	166	182
Expected return on plan assets	(258)	(225)	(215)
Other adjustments	0	0	0
Curtailments, settlements and termination benefits	14	2	38
Amortization of:
Transition obligation / (asset)	0	0	0
Prior service cost / (credit)	0	1	1
Net actuarial loss / (gain)	86	128	97
Total cost included in operating profit	136	192	211
Other changes in plan assets and benefit obligations recognized in other comprehensive income (pre-tax):
Current year actuarial loss (gain)	207	(406)	225
Amortization of actuarial (loss) gain	(86)	(128)	(97)
Current year prior service cost (credit)	(4)	(7)	10
Amortization of prior service (cost) credit	0	(1)	(1)
Amortization of transition (obligation) asset	0	0	0
Total recognized in other comprehensive income	117	(542)	137
Total recognized in net periodic cost and other comprehensive income	253	(350)	348
Weighted-average assumptions used to determine net cost:
Discount rate (as a percent)	4.10%	3.70%	4.30%
Expected return on plan assets (as a percent)	6.90%	6.80%	7.10%
Rate of compensation increase (as a percent)	4.20%	3.90%	3.90%
Expected return on plan assets, next fiscal year (as a percent)	6.80%
Other Postretirement Benefits
Components of net periodic benefit cost:
Service cost	82	108	92
Interest cost	213	195	221
Expected return on plan assets	(52)	(56)	(63)
Other adjustments	0	(22)	0
Curtailments, settlements and termination benefits	(2)	0	(40)
Amortization of:
Transition obligation / (asset)	0	2	2
Prior service cost / (credit)	(55)	(73)	(68)
Net actuarial loss / (gain)	41	107	100
Total cost included in operating profit	227	261	244
Other changes in plan assets and benefit obligations recognized in other comprehensive income (pre-tax):
Current year actuarial loss (gain)	179	(759)	133
Amortization of actuarial (loss) gain	(41)	(107)	(100)
Current year prior service cost (credit)	(2)	2	(38)
Amortization of prior service (cost) credit	55	73	68
Amortization of transition (obligation) asset	0	(2)	(2)
Total recognized in other comprehensive income	191	(793)	61
Total recognized in net periodic cost and other comprehensive income	$ 418	$ (532)	$ 305
Weighted-average assumptions used to determine net cost:
Discount rate (as a percent)	4.60%	3.70%	4.30%
Expected return on plan assets (as a percent)	7.80%	7.80%	8.00%
Rate of compensation increase (as a percent)	4.00%	4.40%	4.40%
Assumed increase in health care trend rate
Assumed increase in health care trend rate over the current period to calculate benefit expenses (as a percent)	6.60%
Assumed increase in health care trend rate for the next year to calculate benefit expenses (as a percent)	6.60%
Year that heath care trend rate is assumed to reach ultimate trend rate (year)	2021
Ultimate health care cost trend rate (as a percent)	5.00%
General inflation rate that forms a part of ultimate health care trend rate (as a percent)	3.00%
Additional healthcare inflation rate that forms a part of ultimate health care trend rate (as a percent)	2.00%